UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June  30, 2003
                                                -------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                ---------------
         This Amendment  (Check only one.):  [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  ----------------------------------------------------------
                       One Pacific Place, Suite 600
                  ----------------------------------------------------------
                       1125 South 103 Street
                  ----------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  ----------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  ----------------------------------------------------------
Title:                 President
                  ----------------------------------------------------------
Phone:                 402-391-1980
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Wallace R. Weitz           Omaha, Nebraska              August 12, 2003
--------------------------     ---------------------------    --------------
  Signature                      City, State                   Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                                          ------------------

Form 13F Information Table Entry Total:                       53
                                                          ------------------

Form 13F Information Table Value Total:                   $5,681,266
                                                          ------------------
                                                                 (thousands)


List of Other Included Managers:  None



WALLACE R. WEITZ & COMPANY                                                                     30-Jun-03
13F FILE NO. 28-3062
                                                                                               FORM 13F INFORMATION TABLE



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         COLUMN 1                COLUMN 2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7      COLUMN 8
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                                                                VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER          VOTING
       NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)  PRN AMT PRN CALL   DISCRETION    MANAGERS      AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------


AOL TIME WARNER INC             COM              00184A105       1,609       100,000 SH     Sole          N/A            Sole
ALLTEL CORP                     COM              020039103     158,499     3,287,000 SH     Sole          N/A           Shared
ARCHSTONE SMITH TR              COM              039583109      86,559     3,606,605 SH     Sole          N/A           Shared
ASTORIA FINL CORP               COM              046265104       4,662       166,900 SH     Sole          N/A            Sole
AVALONBAY CMNTYS INC            COM              053484101      17,683       414,700 SH     Sole          N/A            Sole
BERKSHIRE HATHAWAY INC DEL      CL A             084670108     221,488         3,055 SH     Sole          N/A           Shared
BERKSHIRE HATHAWAY INC DEL      CL B             084670207     251,262       103,400 SH     Sole          N/A            Sole
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT   139733109       5,598       200,000 SH     Sole          N/A            Sole
CENTENNIAL COMMUNCTNS CORP N    CL A NEW         15133V208       5,171     1,292,807 SH     Sole          N/A            Sole
CHARTER COMMUNICATIONS INC D    NOTE 5.750%10/1  16117MAB3      23,800    34,000,000 PRN    Sole          N/A            Sole
CHARTER COMMUNICATIONS INC D    CL A             16117M107     143,317    36,100,000 SH     Sole          N/A            Sole
CITIZENS COMMUNICATIONS CO      COM              17453B101     300,898    23,343,500 SH     Sole          N/A           Shared
COMCAST CORP NEW                CL A SPL         20030N200     332,785    11,543,000 SH     Sole          N/A           Shared
COUNTRYWIDE FINANCIAL CORP      COM              222372104     195,909     2,816,000 SH     Sole          N/A            Sole
D R HORTON INC                  COM              23331A109       7,025       250,000 SH     Sole          N/A            Sole
DAILY JOURNAL CORP              COM              233912104       2,801       114,800 SH     Sole          N/A            Sole
EXTENDED STAY AMER INC          COM              30224P101      39,345     2,916,600 SH     Sole          N/A            Sole
FEDERAL HOME LN MTG CORP        COM              313400301     167,033     3,290,000 SH     Sole          N/A           Shared
FEDERAL NATL MTG ASSN           COM              313586109      23,604       350,000 SH     Sole          N/A            Sole
FOREST CITY ENTERPRISES INC     CL A             345550107      49,230     1,187,700 SH     Sole          N/A            Sole
GABELLI GLOBAL MULTIMEDIA TR    COM              36239Q109       1,419       183,118 SH     Sole          N/A            Sole
GREENPOINT FINL CORP            COM              395384100     183,598     3,604,200 SH     Sole          N/A            Sole
HANOVER CAP MTG HLDGS INC       COM              410761100       7,604       595,900 SH     Sole          N/A            Sole
HARRAHS ENTMT INC               COM              413619107      41,850     1,040,000 SH     Sole          N/A            Sole
HILTON HOTELS CORP              COM              432848109     208,771    16,323,000 SH     Sole          N/A           Shared
HOST MARRIOTT CORP NEW          COM              44107P104     287,868    31,461,000 SH     Sole          N/A           Shared
INSIGHT COMMUNICATIONS INC      CL A             45768V108     103,201     7,830,100 SH     Sole          N/A           Shared
INSURANCE AUTO AUCTIONS INC     COM              457875102       8,128       647,100 SH     Sole          N/A            Sole
INTELLIGENT SYS CORP NEW        COM              45816D100         990       638,466 SH     Sole          N/A            Sole
INTERPUBLIC GROUP COS INC       COM              460690100      36,795     2,750,000 SH     Sole          N/A            Sole
LIBERTY MEDIA CORP NEW          COM SER A        530718105     477,740    41,327,000 SH     Sole          N/A           Shared
LINCARE HLDGS INC               COM              532791100       4,065       129,000 SH     Sole          N/A            Sole
LYNCH CORP                      COM              551137102          33         3,400 SH     Sole          N/A            Sole
LYNCH INTERACTIVE CORP          COM              551146103       2,418       100,000 SH     Sole          N/A            Sole
MAIL-WELL INC                   COM              560321200      31,996    12,696,800 SH     Sole          N/A            Sole
NEWCASTLE INVT CORP             COM              65105M108      44,642     2,280,000 SH     Sole          N/A            Sole
NOVASTAR FINL INC               COM              669947400     107,550     1,800,000 SH     Sole          N/A            Sole
PAPA JOHNS INTL INC             COM              698813102      18,897       673,686 SH     Sole          N/A            Sole
PARK PL ENTMT CORP              COM              700690100     358,310    39,418,000 SH     Sole          N/A           Shared
QWEST COMMUNICATIONS INTL IN    COM              749121109     213,466    44,658,200 SH     Sole          N/A           Shared
REDWOOD TR INC                  COM              758075402     127,285     3,189,300 SH     Sole          N/A           Shared
SAFEWAY INC                     COM NEW          786514208     252,170    12,325,000 SH     Sole          N/A           Shared
SIX FLAGS INC                   COM              83001P109      82,758    12,206,200 SH     Sole          N/A           Shared
SPRINT CORP                     COM FON GROUP    852061100      41,328     2,870,000 SH     Sole          N/A           Shared
TELEPHONE & DATA SYS INC        COM              879433100     159,964     3,218,600 SH     Sole          N/A           Shared
US BANCORP DEL                  COM NEW          902973304     146,124     5,964,250 SH     Sole          N/A           Shared
VALASSIS COMMUNICATIONS INC     COM              918866104       3,683       143,200 SH     Sole          N/A            Sole
VORNADO RLTY TR                 SH BEN INT       929042109      72,594     1,665,000 SH     Sole          N/A            Sole
WASHINGTON MUT INC              COM              939322103     261,016     6,320,000 SH     Sole          N/A           Shared
WASHINGTON POST CO              CL B             939640108     223,315       304,700 SH     Sole          N/A            Sole
WASTE MGMT INC DEL              COM              94106L109      34,962     1,451,300 SH     Sole          N/A            Sole
WELLS FARGO & CO NEW            COM              949746101       7,560       150,000 SH     Sole          N/A            Sole
WESTAR ENERGY INC               COM              95709T100      90,888     5,600,000 SH     Sole          N/A            Sole
                                                           -------------------------
                            53                               5,681,266   388,652,587
